DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
DEFERRED REVENUE	DEFERRED REVENUE

	Stream arrangements	Gold prepays and advance sales (2)	Total
At January 1, 2025	$105,418	$100,000	$205,418
Cash received	135,751	150,000	285,751
Amount recognized as revenue	(20,896)	(100,000)	(120,896)
Accrued interest(1)	16,809	9,718	26,527
As December 31, 2025	$237,082	$159,718	$396,800

Current balance	$7,621	$59,806	$67,427
Non-current balance	$229,461	$99,912	$329,373

	Stream arrangements	Gold prepays and advance sales (2)	Total
At January 1, 2024	$18,661	$—	$18,661
Cash received	100,510	145,000	245,510
Amount recognized as revenue	(20,394)	(45,000)	(65,394)
Accrued interest(1)	6,641	—	6,641
At December 31, 2024	$105,418	$100,000	$205,418

Current balance	$15,878	$25,000	$40,878
Non-current balance	$89,540	$75,000	$164,540
(1) As of December 31, 2025, $16.8 million (2024 - $6.6 million) of accrued interest from stream arrangements has been capitalized, in accordance with IAS 23 - Borrowing Costs.
(2) As of December 31, 2025, comprises a $100.0 million advance sale and a $50.0 million gold prepay. (December 31, 2024 - $25.0 million advance sale and a $75.0 million gold prepay).

Stream Arrangements

On October 10, 2019 the Company entered into a streaming agreement, currently held by Sandstorm Gold Ltd (“Sandstorm”). Under this agreement, the counterparty has the right to purchase certain quantities of gold at a fixed price of US$400/ounce. Sandstorm has the right to purchase 6% of the first 650,000 ounces of production at the Bonikro mine (39,000 ounces). Subsequently, they may purchase up to 3.5% of each lot between 650,000 ounces and 1,300,000 ounces of refined gold (a further 22,750 ounces and 61,750 ounces inclusive), up to 2% of each lot thereafter.

On August 7, 2024, the Company entered into a streaming transaction with Triple Flag International Ltd., a wholly-owned subsidiary of Triple Flag Precious Metals Corp. (collectively, “Triple Flag”). Under the terms of the agreement, the Company received a $53.0 million upfront cash payment on August 14, 2024 and will receive an ongoing payment equal to 10% of the spot gold price. Triple Flag will have the right to purchase 3% of the payable gold produced at each of the Agbaou and Bonikro mines, subject to a step-down to 2% after set delivery thresholds. Costs incurred in the transaction total $1.9 million.

On December 5, 2024, the Company entered into a streaming transaction with Wheaton Precious Metals International Ltd. ("WPMI"), a wholly-owned subsidiary of Wheaton Precious Metals Corp. Under the terms of the streaming agreement, the Company will receive an aggregate $175.0 million upfront cash payment to support the funding of the development of the Kurmuk project. WPMI will have the right to purchase 6.7% of payable gold from the Kurmuk mine. The gold stream rate will step down to 4.8% of payable gold after the delivery of 220,000 ounces of gold. WPMI will make ongoing payments of 15% of the spot gold price for each ounce delivered under the stream. The stream will cover the existing Kurmuk mining license and until 255,000 ounces of gold have been delivered to WPMI. On December 19, 2024, the Company met the conditions to withdraw the first of four planned payments of $43.8 million each. The three additional planned withdraws were completed on June 30, September 16, and December 15, 2025.

The stream arrangements have been accounted for as deferred revenue, as the upfront payments pertain to future production. As such, revenue is recognized as the services are performed for the counterparty, reducing the unearned deferred revenue balance. The streams contain an intrinsic financing component, which has been valued as part of the subsequent measurement of the deferred revenue stream. The Company estimated the financing component to be 24.99% for the Sandstorm stream, 9.98% for the Triple Flag stream, and 12.02% for the Wheaton stream.

As of December 31, 2025, accrued interest of $3.0 million, $4.3 million and $9.6 million has been calculated for the Sandstorm, Triple Flag and WPMI stream agreements, respectively. The amount of revenue recognized for the Sandstorm agreement is $8.6 million, out of which $2.3 million is on a cash basis (at $400 per ounce) while the remainder is non-cash (amortization of deferred revenue). For the Triple Flag agreement, the Company recognized revenue in the amount of $13.8 million, out of which $2.2 million is on a cash basis while the remainder is non-cash amortization of deferred revenue.

Gold prepays and advance sales

On December 19, 2024, the Company entered into a gold prepaid forward arrangement with select lenders, for a total advance of $75.0 million. Under the arrangement, the Company will deliver to the lenders an aggregate of 2,802 ounces of gold per month over a period of twelve months, starting in October 2026. The Company estimated the financing component for this arrangement to be 11.0%. As of December 31, 2025, accrued interest of $9.7 million has been calculated for this gold prepay forward arrangement.

On December 20, 2024 the Company entered into an advance sale agreement to deliver 9,613 ounces of gold at a price of $2,601 per ounce, for a total of $25.0 million. The advance sale was recognized as deferred revenue, and presented as current. Delivery of the gold was completed on January 21, 2025.

On September 25, 2025, the Company entered into an advance sale forward agreement with select lenders, for a total advance of $50.0 million. Under the arrangement, the Company will deliver an aggregate of 1,233 ounces of gold per month over a period of twelve months, starting in October 2026. The advance sale was recognized as deferred revenue and presented as non-current. The Company estimated the financing component for this arrangement to be 9.8%.

On December 24, 2025 the Company entered into an advance sale agreement to deliver 5,713 ounces of gold at a price of $4,376 per ounce, for a total of $25.0 million. The advance sale was recognized as deferred revenue, and presented as current. Delivery of the gold was completed on January 21, 2026.

The gold prepays and advance sales have been accounted for as deferred revenue, as the upfront payments pertain to future production. As such, revenue is recognized as the services are performed for the counterparty, reducing the unearned deferred revenue balance.